UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21761

Keeley Funds, Inc.

(Exact name of registrant as specified in charter)

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Address of principal executive offices) (Zip code)

Kevin Keeley

141 West Jackson Boulevard

Suite 2150

Chicago, IL 60604

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-786-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

KEELEY Mid Cap Dividend Value Fund

Class A - KMDVX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class A	$59	1.20%

How did the Fund perform?

In the first half of the fiscal year, the Fund's focus on midcap companies caused it to trail its broad-based index, the Russell 1000. It slightly outperformed its benchmark, the Russell Midcap Value index. Sector Allocation had minimal impact on relative performance as the positive impact from an overweight in Utilities was offset by the negative impact from an overweight in Materials. Good Stock Selection drove relative outperformance. The biggest positive impacts came in the Health Care, Utilities, and Technology sectors while Consumer Discretionary and Communications Services detracted the most. UGI and PVH were the biggest positive and negative contributors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Mid Cap Dividend Value Fund - Class A	KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	Russell 1000 Index	Russell Midcap Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,484	9,057	10,050	9,661
3/17	11,682	10,656	11,802	11,576
3/18	12,596	10,971	13,452	12,328
3/19	12,993	10,806	14,703	12,685
3/20	9,461	7,514	13,522	9,624
3/21	16,025	12,153	21,715	16,722
3/22	17,393	12,595	24,597	18,637
3/23	16,748	11,582	22,533	16,919
3/24	20,476	13,525	29,263	20,370
3/25	20,825	13,138	31,552	20,832

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class A	(3.54)%	1.71%	17.09%	7.60%
KEELEY Mid Cap Dividend Value Fund - Class A (includes sales charge)	(7.88)%	(2.86)%	16.02%	7.11%
Russell 1000 Index	(1.86)%	7.82%	18.47%	12.18%
Russell Midcap Value Index	(3.82)%	2.27%	16.70%	7.62%

Fund Statistics

  Total Net Assets$117,288,469
  Number of Portfolio Holdings87
  Portfolio Turnover Rate5%
  Management Fees$445,435

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UGI Corp.	2.4%
Jabil Inc.	2.4%
Gen Digital Inc.	2.4%
Equitable Holdings Inc.	2.2%
Franco-Nevada Corp.	2.1%
NRG Energy Inc.	2.1%
Chemed Corp.	2.0%
STAG Industrial Inc.	1.8%
Molson Coors Beverage Co.	1.7%
Expand Energy Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	96.9%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	19.6%
Financial Services	16.9%
Diversified Industrial	8.3%
Health Care	7.8%
Building and Construction	5.1%
Business Services	4.4%
Food and Beverage	3.9%
Computer Software and Services	3.5%
Other Industry sectors	30.4%
Other Assets and Liabilities (Net)	0.1%

KEELEY Mid Cap Dividend Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - KMDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDVX-25-SATSR

KEELEY Mid Cap Dividend Value Fund

Class I - KMDIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Mid Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mid Cap Dividend Value Fund - Class I	$47	0.95%

How did the Fund perform?

In the first half of the fiscal year, the Fund's focus on midcap companies caused it to trail its broad-based index, the Russell 1000. It slightly outperformed its benchmark, the Russell Midcap Value index. Sector Allocation had minimal impact on relative performance as the positive impact from an overweight in Utilities was offset by the negative impact from an overweight in Materials. Good Stock Selection drove relative outperformance. The biggest positive impacts came in the Health Care, Utilities, and Technology sectors while Consumer Discretionary and Communications Services detracted the most. UGI and PVH were the biggest positive and negative contributors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Mid Cap Dividend Value Fund - Class I	Russell 1000 Index	Russell Midcap Value Index
3/15	10,000	10,000	10,000
3/16	9,501	10,050	9,661
3/17	11,726	11,802	11,576
3/18	12,675	13,452	12,328
3/19	13,111	14,703	12,685
3/20	9,569	13,522	9,624
3/21	16,252	21,715	16,722
3/22	17,680	24,597	18,637
3/23	17,074	22,533	16,919
3/24	20,919	29,263	20,370
3/25	21,328	31,552	20,832

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Mid Cap Dividend Value Fund - Class I	(3.44)%	1.96%	17.39%	7.87%
Russell 1000 Index	(1.86)%	7.82%	18.47%	12.18%
Russell Midcap Value Index	(3.82)%	2.27%	16.70%	7.62%

Fund Statistics

  Total Net Assets$117,288,469
  Number of Portfolio Holdings87
  Portfolio Turnover Rate5%
  Management Fees$445,435

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UGI Corp.	2.4%
Jabil Inc.	2.4%
Gen Digital Inc.	2.4%
Equitable Holdings Inc.	2.2%
Franco-Nevada Corp.	2.1%
NRG Energy Inc.	2.1%
Chemed Corp.	2.0%
STAG Industrial Inc.	1.8%
Molson Coors Beverage Co.	1.7%
Expand Energy Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	96.9%
U.S. Government Obligations	3.0%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	19.6%
Financial Services	16.9%
Diversified Industrial	8.3%
Health Care	7.8%
Building and Construction	5.1%
Business Services	4.4%
Food and Beverage	3.9%
Computer Software and Services	3.5%
Other Industry sectors	30.4%
Other Assets and Liabilities (Net)	0.1%

KEELEY Mid Cap Dividend Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - KMDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KMDIX-25-SATSR

KEELEY Small Cap Dividend Value Fund

Class A - KSDVX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class A	$62	1.29%

How did the Fund perform?

In the first six months of its fiscal year, the Fund outperformed the broad-based index, the Russell 2000, and its benchmark, the Russell 2000 Value index.  Outperformance by value stocks helped a little relative to the broad-based index, but strong Stock Selection and Sector Allocation drove most of the outperformance.  Overweights and underweights were relatively small, but all eleven sectors contributed to Sector Allocation.  Health Care, Energy, and Financials made the biggest impacts in Stock Selection while Consumer Discretionary detracted slightly.  TechnipFMC and VSE contributed the most while Columbus McKinnon and Shoe Carnival were the greatest detractors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small Cap Dividend Value Fund - Class A	KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	9,382	8,965	9,024	9,228
3/17	11,606	10,589	11,390	11,938
3/18	12,202	10,631	12,733	12,551
3/19	11,876	9,881	12,994	12,572
3/20	8,210	6,525	9,877	8,846
3/21	15,685	11,905	19,245	17,430
3/22	16,323	11,833	18,131	18,009
3/23	15,549	10,766	16,026	15,675
3/24	17,945	11,867	19,184	18,614
3/25	18,567	11,723	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class A	(5.67)%	3.47%	17.73%	6.39%
KEELEY Small Cap Dividend Value Fund - Class A (includes sales charge)	(9.94)%	(1.21)%	16.65%	5.90%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$255,330,855
  Number of Portfolio Holdings85
  Portfolio Turnover Rate11%
  Management Fees$1,137,039

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Ensign Group Inc.	2.4%
Wintrust Financial Corp.	2.3%
Victory Capital Holdings Inc.	2.2%
TechnipFMC plc	2.0%
CareTrust REIT Inc.	2.0%
WK Kellogg Co.	2.0%
Primoris Services Corp.	2.0%
ABM Industries Inc.	1.8%
EVERTEC Inc.	1.8%
Kontoor Brands Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.5%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.3%
Energy and Utilities	13.1%
Banking	11.5%
Health Care	11.4%
Business Services	9.8%
Diversified Industrial	6.0%
Building and Construction	3.6%
Food and Beverage	3.5%
Other Industry sectors	20.7%
Other Assets and Liabilities (Net)	0.1%

KEELEY Small Cap Dividend Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - KSDVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDVX-25-SATSR

KEELEY Small Cap Dividend Value Fund

Class I - KSDIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Small Cap Dividend Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Small Cap Dividend Value Fund - Class I	$50	1.04%

How did the Fund perform?

In the first six months of its fiscal year, the Fund outperformed the broad-based index, the Russell 2000, and its benchmark, the Russell 2000 Value index.  Outperformance by value stocks helped a little relative to the broad-based index, but strong Stock Selection and Sector Allocation drove most of the outperformance.  Overweights and underweights were relatively small, but all eleven sectors contributed to Sector Allocation.  Health Care, Energy, and Financials made the biggest impacts in Stock Selection while Consumer Discretionary detracted slightly.  TechnipFMC and VSE contributed the most while Columbus McKinnon and Shoe Carnival were the greatest detractors.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small Cap Dividend Value Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
3/15	10,000	10,000	10,000
3/16	9,412	9,024	9,228
3/17	11,675	11,390	11,938
3/18	12,304	12,733	12,551
3/19	12,007	12,994	12,572
3/20	8,324	9,877	8,846
3/21	15,942	19,245	17,430
3/22	16,629	18,131	18,009
3/23	15,872	16,026	15,675
3/24	18,373	19,184	18,614
3/25	19,061	18,415	18,033

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Small Cap Dividend Value Fund - Class I	(5.53)%	3.75%	18.03%	6.66%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
Russell 2000 Value Index	(8.72)%	(3.12)%	15.31%	6.07%

Fund Statistics

  Total Net Assets$255,330,855
  Number of Portfolio Holdings85
  Portfolio Turnover Rate11%
  Management Fees$1,137,039

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Ensign Group Inc.	2.4%
Wintrust Financial Corp.	2.3%
Victory Capital Holdings Inc.	2.2%
TechnipFMC plc	2.0%
CareTrust REIT Inc.	2.0%
WK Kellogg Co.	2.0%
Primoris Services Corp.	2.0%
ABM Industries Inc.	1.8%
EVERTEC Inc.	1.8%
Kontoor Brands Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	97.4%
U.S. Government Obligations	2.5%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	20.3%
Energy and Utilities	13.1%
Banking	11.5%
Health Care	11.4%
Business Services	9.8%
Diversified Industrial	6.0%
Building and Construction	3.6%
Food and Beverage	3.5%
Other Industry sectors	20.7%
Other Assets and Liabilities (Net)	0.1%

KEELEY Small Cap Dividend Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - KSDIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSDIX-25-SATSR

KEELEY Small-Mid Cap Value Fund

Class A - KSMVX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class A (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class A	$67	1.39%

How did the Fund perform?

In the first half of the fiscal year, the Fund's focus on smaller companies caused it to trail its broad-based index, the Russell 3000. The Fund outperformed its benchmark, the Russell 2500 Value index. Sector Allocation and Stock Selection each added to relative performance with the biggest positive impact from overweights in the Utilities and Consumer Staples sectors.  An overweight in Health Care hurt performance. Holdings in Health Care, Real Estate, and Materials led relative performance, while Consumer Discretionary and Financials detracted. GRAIL and Equitable holdings were the biggest positives and Landsea Homes and Tri Pointe Homes detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small-Mid Cap Value Fund - Class A	KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	Russell 3000 Index	Russell 2500 Value Index
3/15	10,000	10,000	10,000	10,000
3/16	8,659	8,271	9,966	9,480
3/17	10,766	9,819	11,767	11,673
3/18	11,988	10,442	13,392	12,340
3/19	11,621	9,667	14,566	12,567
3/20	7,774	6,175	13,236	8,973
3/21	15,377	11,663	21,513	16,822
3/22	15,756	11,412	24,078	18,122
3/23	14,860	10,283	22,012	16,214
3/24	18,724	12,371	28,459	19,673
3/25	18,510	11,677	30,514	19,383

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class A	(5.51)%	(1.14)%	18.95%	6.35%
KEELEY Small-Mid Cap Value Fund - Class A (includes sales charge)	(9.77)%	(5.61)%	17.85%	5.86%
Russell 3000 Index	(2.21)%	7.22%	18.18%	11.80%
Russell 2500 Value Index	(6.08)%	(1.47)%	16.65%	6.84%

Fund Statistics

  Total Net Assets$25,332,886
  Number of Portfolio Holdings85
  Portfolio Turnover Rate11%
  Management Fees$83,913

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.1%
TechnipFMC plc	2.0%
Knife River Corp.	2.0%
WK Kellogg Co.	1.9%
Equitable Holdings Inc.	1.9%
Solventum Corp.	1.8%
Spectrum Brands Holdings Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%
Molson Coors Beverage Co.	1.7%
Tri Pointe Homes Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.0%
Health Care	14.2%
Financial Services	11.6%
Diversified Industrial	8.1%
Business Services	7.3%
Building and Construction	7.2%
Consumer Products	6.2%
Food and Beverage	5.1%
Other Industry sectors	25.6%
Other Assets and Liabilities (Net)	(0.3)%

KEELEY Small-Mid Cap Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class A - KSMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMVX-25-SATSR

KEELEY Small-Mid Cap Value Fund

Class I - KSMIX

Semi - Annual Shareholder Report - March 31, 2025

Fund Overview

This Semi-Annual shareholder report contains important information about KEELEY Small-Mid Cap Value Fund - Class I (the "Fund") for the period of October 1, 2024 to March 31, 2025. This report describes changes to the Fund that occurred during the reporting period. You can find additional information about the Fund at https://gabelli.com/funds/open-ends/ or by contacting us at (800) 422-3554.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
KEELEY Small-Mid Cap Value Fund - Class I	$55	1.14%

How did the Fund perform?

In the first half of the fiscal year, the Fund's focus on smaller companies caused it to trail its broad-based index, the Russell 3000. The Fund outperformed its benchmark, the Russell 2500 Value index. Sector Allocation and Stock Selection each added to relative performance with the biggest positive impact from overweights in the Utilities and Consumer Staples sectors.  An overweight in Health Care hurt performance. Holdings in Health Care, Real Estate, and Materials led relative performance, while Consumer Discretionary and Financials detracted. GRAIL and Equitable holdings were the biggest positives and Landsea Homes and Tri Pointe Homes detracted most.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	KEELEY Small-Mid Cap Value Fund - Class I	Russell 3000 Index	Russell 2500 Value Index
3/15	10,000	10,000	10,000
3/16	8,682	9,966	9,480
3/17	10,820	11,767	11,673
3/18	12,081	13,392	12,340
3/19	11,735	14,566	12,567
3/20	7,874	13,236	8,973
3/21	15,607	21,513	16,822
3/22	16,032	24,078	18,122
3/23	15,161	22,012	16,214
3/24	17,628	28,459	19,673
3/25	17,484	30,514	19,383

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
KEELEY Small-Mid Cap Value Fund - Class I	(5.42)%	(0.82)%	19.25%	6.62%
Russell 3000 Index	(2.21)%	7.22%	18.18%	11.80%
Russell 2500 Value Index	(6.08)%	(1.47)%	16.65%	6.84%

Fund Statistics

  Total Net Assets$25,332,886
  Number of Portfolio Holdings85
  Portfolio Turnover Rate11%
  Management Fees$83,913

Past performance does not guarantee future results.  Call (800) 422-3554 or visit https://gabelli.com/funds/open-ends/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NRG Energy Inc.	2.1%
TechnipFMC plc	2.0%
Knife River Corp.	2.0%
WK Kellogg Co.	1.9%
Equitable Holdings Inc.	1.9%
Solventum Corp.	1.8%
Spectrum Brands Holdings Inc.	1.8%
Southwest Gas Holdings Inc.	1.7%
Molson Coors Beverage Co.	1.7%
Tri Pointe Homes Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	98.4%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.3)%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	15.0%
Health Care	14.2%
Financial Services	11.6%
Diversified Industrial	8.1%
Business Services	7.3%
Building and Construction	7.2%
Consumer Products	6.2%
Food and Beverage	5.1%
Other Industry sectors	25.6%
Other Assets and Liabilities (Net)	(0.3)%

KEELEY Small-Mid Cap Value Fund

Semi - Annual Shareholder Report - March 31, 2025

Class I - KSMIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/funds/open-ends/.

Contact Us

Phone: (800) 422-3554

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

KSMIX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

Semiannual Report

March 31, 2025

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2025:

KEELEY Small Cap Dividend Value Fund

Financial Services	20.3%	Retail	2.2%
Energy and Utilities	13.1%	Equipment and Supplies	2.1%
Banking	11.5%	Automotive	1.5%
Health Care	11.4%	Broadcasting	1.4%
Business Services	9.8%	Paper and Forest Products	1.3%
Diversified Industrial	6.0%	Consumer Services	1.1%
Building and Construction	3.6%	Electronics	1.1%
Food and Beverage	3.5%	Computer Software and Services	1.0%
Consumer Products	3.5%	Other Assets and Liabilities (Net)	0.1%
Metals and Mining	3.0%		100.0%
U.S. Government Obligations	2.5%

KEELEY Small-Mid Cap Value Fund

Energy and Utilities	15.0%	Metals and Mining	3.2%
Health Care	14.2%	Real Estate	2.3%
Financial Services	11.6%	U.S. Government Obligations	1.9%
Diversified Industrial	8.1%	Retail	1.8%
Business Services	7.3%	Communication Services	1.7%
Building and Construction	7.2%	Specialty Chemicals	1.3%
Consumer Products	6.2%	Containers and Packaging	1.1%
Food and Beverage	5.1%	Broadcasting	1.0%
Banking	3.7%	Entertainment	1.0%
Hotels and Gaming	3.4%	Other Assets and Liabilities (Net)	(0.3)%
Computer Software and Services	3.2%		100.0%

KEELEY Mid Cap Dividend Value Fund

Energy and Utilities	19.6%	Specialty Chemicals	2.6%
Financial Services	16.9%	Consumer Products	2.4%
Diversified Industrial	8.3%	Hotels and Gaming	2.4%
Health Care	7.8%	Metals and Mining	2.1%
Building and Construction	5.1%	Consumer Services	1.2%
Business Services	4.4%	Equipment and Supplies	1.1%
Food and Beverage	3.9%	Broadcasting	1.1%
Computer Software and Services	3.5%	Containers and Packaging	1.1%
Retail	3.4%	Environmental Services	0.9%
U.S. Government Obligations	3.0%	Real Estate	0.6%
Machinery	3.0%	Other Assets and Liabilities (Net)	0.1%
Electronics	2.9%		100.0%
Automotive: Parts and Accessories	2.6%

KEELEY Small Cap Dividend Value Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.4%
	Automotive — 1.5%
83,447	Douglas Dynamics Inc.	$2,106,992	$1,938,474
79,297	Standard Motor Products Inc.	2,873,475	1,976,874
		4,980,467	3,915,348
	Banking — 11.5%
69,742	Atlantic Union Bankshares Corp.	2,080,560	2,171,766
103,729	Cadence Bank	1,496,801	3,149,213
128,130	Columbia Banking System Inc.	3,828,954	3,195,562
94,558	First Bancorp/Southern Pines NC	1,922,097	3,795,558
112,682	NCR Atleos Corp.†	2,307,639	2,972,551
134,299	South Plains Financial Inc.	3,173,418	4,447,983
123,056	Timberland Bancorp Inc.	3,537,173	3,710,138
52,315	Wintrust Financial Corp.	2,810,214	5,883,345
		21,156,856	29,326,116
	Broadcasting — 1.4%
19,594	Nexstar Media Group Inc.	891,476	3,511,637

	Building and Construction — 3.6%
29,393	Everus Construction Group Inc.†	1,545,926	1,090,186
54,674	KB Home	985,472	3,177,653
86,497	Primoris Services Corp.	1,367,696	4,965,793
		3,899,094	9,233,632
	Business Services — 9.8%
98,163	ABM Industries Inc.	4,611,311	4,649,000
70,986	Cass Information Systems Inc.	2,774,389	3,070,144
125,076	EVERTEC Inc.	4,323,093	4,599,045
321,820	Heartland Express Inc.	4,240,667	2,967,180
240,497	Outfront Media Inc., REIT	5,360,518	3,881,622
142,381	Plymouth Industrial REIT Inc.	3,148,332	2,320,810
98,934	STAG Industrial Inc., REIT	2,476,773	3,573,496
		26,935,083	25,061,297
	Computer Software and Services — 1.0%
47,698	Progress Software Corp.	2,289,268	2,456,924

	Consumer Products — 3.5%
70,431	Kontoor Brands Inc.	1,439,869	4,516,740
61,135	Spectrum Brands Holdings Inc.	3,147,826	4,374,209
		4,587,695	8,890,949
	Consumer Services — 1.1%
71,994	National Storage Affiliates Trust, REIT	1,991,696	2,836,563

	Diversified Industrial — 6.0%
101,978	Columbus McKinnon Corp.	3,519,193	1,726,487
74,329	Crane NXT Co.	3,652,088	3,820,511
15,549	Enpro Inc.	1,469,089	2,515,673
22,706	Esab Corp.	893,075	2,645,249
100,598	Helios Technologies Inc.	4,267,551	3,228,190
60,546	Olin Corp.	689,855	1,467,635
		14,490,851	15,403,745
Shares		Cost	Market Value
	Electronics — 1.1%
34,841	Dolby Laboratories Inc., Cl. A	$2,358,542	$2,798,081

	Energy and Utilities — 13.1%
734,902	Algonquin Power & Utilities Corp.	3,871,683	3,777,396
39,008	ALLETE Inc.	1,418,145	2,562,826
178,795	Atlas Energy Solutions Inc.	3,341,783	3,189,703
57,180	Black Hills Corp.	3,290,153	3,467,967
22,095	Chord Energy Corp.	1,307,932	2,490,548
77,603	International Seaways Inc.	1,781,689	2,576,420
195,934	MDU Resources Group Inc.	3,215,898	3,313,244
66,200	Sable Offshore Corp.†	1,438,261	1,679,494
56,306	Solaris Energy Infrastructure Inc.	1,423,298	1,225,218
55,271	Southwest Gas Holdings Inc.	3,269,399	3,968,458
165,110	TechnipFMC plc	1,079,760	5,232,336
		25,438,001	33,483,610
	Equipment and Supplies — 2.1%
864,791	Ardagh Metal Packaging SA	3,743,595	2,611,668
63,095	Cactus Inc., Cl. A	2,051,912	2,891,644
		5,795,507	5,503,312
	Financial Services — 20.3%
89,951	Air Lease Corp.	1,951,774	4,345,533
119,295	Alerus Financial Corp.	2,371,433	2,202,186
226,165	Alpine Income Property Trust Inc., REIT	3,817,813	3,781,479
81,894	Enact Holdings Inc.	1,576,784	2,845,816
97,422	Federated Hermes Inc.	3,434,910	3,971,895
134,405	Hilltop Holdings Inc.	4,048,224	4,092,632
120,392	Millrose Properties Inc., REIT†	2,758,563	3,191,592
134,397	Pacific Premier Bancorp Inc.	2,750,711	2,865,344
115,096	Sila Realty Trust Inc., REIT	2,821,804	3,074,214
188,932	Silvercrest Asset Management Group Inc., Cl. A	2,032,843	3,090,927
46,404	SouthState Corp.	3,695,516	4,307,219
90,335	Synovus Financial Corp.	2,469,105	4,222,258
96,380	Victory Capital Holdings Inc., Cl. A	3,154,450	5,577,511
114,216	Virtu Financial Inc., Cl. A	2,402,970	4,353,914
		39,286,900	51,922,520
	Food and Beverage — 3.5%
108,902	Primo Brands Corp.	1,377,064	3,864,932
252,304	WK Kellogg Co.	3,253,348	5,028,419
		4,630,412	8,893,351
	Health Care — 11.4%
179,564	CareTrust REIT Inc.	1,834,899	5,131,939
2,062	Chemed Corp.	713,268	1,268,790
147,668	Concentra Group Holdings Parent Inc.	3,092,655	3,204,396
199,063	Embecta Corp.	4,361,971	2,538,053
419,672	Global Medical REIT Inc.	4,103,893	3,672,130
13,650	Mesa Laboratories Inc.	1,364,014	1,619,709
146,731	Perrigo Co. plc	6,110,356	4,114,337
124,892	Strawberry Fields REIT Inc.	1,287,778	1,487,464
46,709	The Ensign Group Inc.	822,225	6,044,144
		23,691,059	29,080,962

See accompanying notes to financial statements.

KEELEY Small Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 3.0%
56,640	Kaiser Aluminum Corp.	$2,341,238	$3,433,517
201,016	Osisko Gold Royalties Ltd.	3,299,821	4,245,458
		5,641,059	7,678,975
	Paper and Forest Products — 1.3%
529,858	Mercer International Inc.	4,984,689	3,258,627

	Retail — 2.2%
92,355	Jack in the Box Inc.	5,764,473	2,511,133
8,041	Penske Automotive Group Inc.	140,068	1,157,743
87,069	Shoe Carnival Inc.	2,033,121	1,914,647
		7,937,662	5,583,523
	TOTAL COMMON STOCKS	200,986,317	248,839,172
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 2.5%
$6,400,000	U.S. Treasury Bills, 4.222% to 4.273%††, 05/06/25 to 06/26/25	$6,356,094	$6,355,970

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,356,094	6,355,970

	TOTAL INVESTMENTS — 99.9%	$207,342,411	255,195,142

	Other Assets and Liabilities (Net) — 0.1%		135,713

	NET ASSETS — 100.0%		$255,330,855

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.4%
	Banking — 3.7%
14,043	Columbia Banking System Inc.	$392,962	$350,233
9,035	NCR Atleos Corp.†	190,485	238,343
3,135	Wintrust Financial Corp.	128,956	352,562
		712,403	941,138
	Broadcasting — 1.0%
1,432	Nexstar Media Group Inc.	75,349	256,643

	Building and Construction — 7.2%
10,722	Everus Construction Group Inc.†	398,604	397,679
3,368	Fortune Brands Innovations Inc.	52,097	205,044
5,539	Knife River Corp.†	187,781	499,673
46,576	Landsea Homes Corp.†	497,289	299,018
13,521	Tri Pointe Homes Inc.†	281,768	431,590
		1,417,539	1,833,004
	Business Services — 7.3%
5,526	Howard Hughes Holdings Inc.†	402,264	409,366
3,354	Lamar Advertising Co., Cl. A, REIT	184,844	381,618
22,235	Outfront Media Inc., REIT	337,623	358,873
14,817	Vestis Corp.	265,766	146,688
9,488	Vontier Corp.	259,120	311,681
1,536	WEX Inc.†	51,193	241,183
		1,500,810	1,849,409
	Communication Services — 1.7%
10,794	RXO Inc.†	198,185	206,165
5,851	Ziff Davis Inc.†	341,886	219,881
		540,071	426,046
	Computer Software and Services — 3.2%
21,388	Amentum Holdings Inc.†	428,578	389,262
16,096	NCR Voyix Corp.†	260,845	156,936
2,514	TD SYNNEX Corp.	203,739	261,355
		893,162	807,553
	Consumer Products — 6.2%
4,045	Brunswick Corp.	238,257	217,823
5,145	Hasbro Inc.	314,213	316,366
6,096	Kontoor Brands Inc.	100,254	390,937
2,999	PVH Corp.	207,350	193,855
6,216	Spectrum Brands Holdings Inc.	336,276	444,755
		1,196,350	1,563,736
	Containers and Packaging — 1.1%
87,666	Ardagh Metal Packaging SA	354,985	264,751

	Diversified Industrial — 8.1%
2,889	Chart Industries Inc.†	241,188	417,056
1,626	Crane Co.	102,223	249,071
4,821	Crane NXT Co.	201,729	247,799
2,111	Esab Corp.	96,773	245,932
10,297	GXO Logistics Inc.†	533,983	402,407
1,783	ITT Inc.	31,579	230,292
4,775	nVent Electric plc	117,883	250,305
		1,325,358	2,042,862
Shares		Cost	Market Value
	Energy and Utilities — 15.0%
63,241	Algonquin Power & Utilities Corp.	$337,805	$325,059
2,837	Chord Energy Corp.	237,964	319,787
6,086	Evergy Inc.	330,732	419,630
3,251	Expand Energy Corp.	186,409	361,901
7,644	International Seaways Inc.	171,972	253,781
21,443	MDU Resources Group Inc.	210,975	362,601
5,478	NRG Energy Inc.	55,903	522,930
10,876	Sable Offshore Corp.†	114,519	275,924
6,185	Southwest Gas Holdings Inc.	371,518	444,083
16,340	TechnipFMC plc	114,672	517,814
		2,132,469	3,803,510
	Entertainment — 1.0%
5,737	Atlanta Braves Holdings Inc., Cl. C†	208,547	229,537
515	Seaport Entertainment Group Inc.†	17,106	11,057
		225,653	240,594
	Financial Services — 11.6%
7,117	Air Lease Corp.	140,254	343,822
7,044	Amerant Bancorp Inc.	117,910	145,388
8,839	Enact Holdings Inc.	170,062	307,155
9,228	Equitable Holdings Inc.	183,067	480,687
3,692	Popular Inc.	200,698	341,030
4,506	SouthState Corp.	266,879	418,247
7,464	Synovus Financial Corp.	225,483	348,868
9,201	Virtu Financial Inc., Cl. A	195,828	350,742
3,053	Voya Financial Inc.	75,110	206,871
		1,575,291	2,942,810
	Food and Beverage — 5.1%
1,783	Kellanova	101,553	147,080
4,408	Lamb Weston Holdings Inc.	194,219	234,946
7,217	Molson Coors Beverage Co., Cl. B	351,109	439,299
24,156	WK Kellogg Co.	328,941	481,429
		975,822	1,302,754
	Health Care — 14.2%
14,602	CareTrust REIT Inc.	135,467	417,325
14,567	Concentra Group Holdings Parent Inc.	307,499	316,104
19,810	Embecta Corp.	310,405	252,578
7,203	Enovis Corp.†	423,847	275,227
3,379	GRAIL Inc.†	52,417	86,300
703	Labcorp Holdings Inc.	68,235	163,616
9,176	Organon & Co.	265,623	136,631
14,948	Perrigo Co. plc	582,518	419,142
6,084	Solventum Corp.†	365,823	462,627
14,163	Strawberry Fields REIT Inc.	145,957	168,681
3,150	The Ensign Group Inc.	133,342	407,610
12,469	The Pennant Group Inc.†	138,719	313,595
16,230	Zimvie Inc.†	125,105	175,284
		3,054,957	3,594,720
	Hotels and Gaming — 3.4%
6,957	Gaming and Leisure Properties Inc., REIT	224,407	354,111
6,299	VICI Properties Inc., REIT	120,267	205,473

See accompanying notes to financial statements.

KEELEY Small-Mid Cap Value Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
3,421	Wyndham Hotels & Resorts Inc.	$197,334	$309,635
		542,008	869,219
	Metals and Mining — 3.2%
6,099	Kaiser Aluminum Corp.	320,245	369,721
20,283	Osisko Gold Royalties Ltd.	334,750	428,377
		654,995	798,098
	Real Estate — 2.3%
12,051	Millrose Properties Inc., REIT†	276,064	319,472
9,650	Sila Realty Trust Inc., REIT	236,257	257,752
		512,321	577,224
	Retail — 1.8%
6,712	Bath & Body Works Inc.	248,055	203,508
852	Penske Automotive Group Inc.	13,752	122,671
7,365	Victoria’s Secret & Co.†	214,827	136,842
		476,634	463,021
	Specialty Chemicals — 1.3%
2,478	Ashland Inc.	11,316	146,921
5,414	Valvoline Inc.†	13,677	188,461
		24,993	335,382
	TOTAL COMMON STOCKS	18,191,170	24,912,474
Shares		Cost	Market Value
	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
7,970	Electriq Power Holdings Inc., expire 07/31/28†	$5,010	$0
	TOTAL WARRANTS	5,010	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.9%
$495,000	U.S. Treasury Bill, 4.233%††, 06/05/25	491,254	491,248

	TOTAL U.S. GOVERNMENT OBLIGATIONS	491,254	491,248

	TOTAL INVESTMENTS — 100.3%	$18,687,434	25,403,722

	Other Assets and Liabilities (Net) — (0.3)%		(70,836)

	NET ASSETS — 100.0%		$25,332,886

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.9%
	Automotive: Parts and Accessories — 2.6%
18,996	Allison Transmission Holdings Inc.	$997,064	$1,817,347
14,262	Autoliv Inc.	929,936	1,261,474
		1,927,000	3,078,821
	Broadcasting — 1.1%
7,071	Nexstar Media Group Inc.	662,439	1,267,265

	Building and Construction — 5.1%
20,447	Everus Construction Group Inc.†	695,739	758,379
16,500	Fortune Brands Innovations Inc.	619,976	1,004,520
21,798	KB Home	507,328	1,266,900
17,588	Knife River Corp.†	601,983	1,586,613
6,110	Vulcan Materials Co.	837,210	1,425,463
		3,262,236	6,041,875
	Business Services — 4.4%
16,821	Lamar Advertising Co., Cl. A, REIT	968,763	1,913,893
14,748	Omnicom Group Inc.	1,145,735	1,222,757
57,537	STAG Industrial Inc., REIT	1,853,179	2,078,236
		3,967,677	5,214,886
	Computer Software and Services — 3.5%
103,561	Gen Digital Inc.	1,981,863	2,748,509
12,503	TD SYNNEX Corp.	1,006,599	1,299,812
		2,988,462	4,048,321
	Consumer Products — 2.4%
24,107	Brunswick Corp.	1,313,679	1,298,162
25,191	Hasbro Inc.	1,413,811	1,548,995
		2,727,490	2,847,157
	Consumer Services — 1.2%
21,044	Equity LifeStyle Properties Inc., REIT	677,324	1,403,635

	Containers and Packaging — 1.1%
411,200	Ardagh Metal Packaging SA	1,640,674	1,241,824

	Diversified Industrial — 8.3%
13,390	Cabot Corp.	893,554	1,113,245
9,540	Crane Co.	590,924	1,461,337
25,754	Crane NXT Co.	1,093,818	1,323,756
12,753	ITT Inc.	474,973	1,647,177
20,244	Jabil Inc.	1,017,009	2,754,601
26,339	nVent Electric plc	793,196	1,380,690
		4,863,474	9,680,806
	Electronics — 2.9%
5,546	Agilent Technologies Inc.	217,652	648,771
15,048	Dolby Laboratories Inc., Cl. A	811,780	1,208,505
13,471	Skyworks Solutions Inc.	1,275,170	870,631
4,640	WESCO International Inc.	621,232	720,592
		2,925,834	3,448,499
	Energy and Utilities — 19.6%
27,650	Black Hills Corp.	1,639,650	1,676,972
9,685	Diamondback Energy Inc.	410,525	1,548,438
26,113	Evergy Inc.	1,363,336	1,800,491
34,743	Exelon Corp.	1,480,615	1,600,957
17,960	Expand Energy Corp.	1,027,721	1,999,307
26,036	Fluor Corp.†	1,303,180	932,609
Shares		Cost	Market Value
5,549	GE Vernova Inc.	$684,348	$1,693,999
81,790	MDU Resources Group Inc.	817,744	1,383,069
86,194	NOV Inc.	1,582,962	1,311,873
25,917	NRG Energy Inc.	514,753	2,474,037
24,031	Southwest Gas Holdings Inc.	1,477,782	1,725,426
38,336	TechnipFMC plc	832,892	1,214,868
86,240	UGI Corp.	2,301,354	2,851,957
6,059	Valero Energy Corp.	198,882	800,212
		15,635,744	23,014,215
	Environmental Services — 0.9%
10,446	Veralto Corp.	711,963	1,017,963

	Equipment and Supplies — 1.1%
17,642	The Timken Co.	1,083,520	1,267,931

	Financial Services — 16.9%
33,150	Air Lease Corp.	721,388	1,601,477
2,922	Ameriprise Financial Inc.	246,064	1,414,569
2,966	Arthur J. Gallagher & Co.	101,547	1,023,982
41,342	Columbia Banking System Inc.	1,137,694	1,031,069
18,121	Comerica Inc.	877,370	1,070,226
3,126	Discover Financial Services	120,197	533,608
49,529	Equitable Holdings Inc.	977,686	2,579,966
17,456	Popular Inc.	947,631	1,612,411
24,977	Prosperity Bancshares Inc.	1,621,866	1,782,608
5,070	Reinsurance Group of America Inc.	384,043	998,283
19,704	SouthState Corp.	1,175,551	1,828,925
34,277	Synovus Financial Corp.	1,103,807	1,602,107
36,899	Virtu Financial Inc., Cl. A	726,161	1,406,590
19,231	Voya Financial Inc.	581,418	1,303,093
		10,722,423	19,788,914
	Food and Beverage — 3.9%
18,342	Kellanova	962,505	1,513,031
19,606	Lamb Weston Holdings Inc.	783,408	1,045,000
33,415	Molson Coors Beverage Co., Cl. B	1,569,645	2,033,971
		3,315,558	4,592,002
	Health Care — 7.8%
3,911	Chemed Corp.	1,819,751	2,406,517
18,635	Encompass Health Corp.	910,344	1,887,353
27,162	Organon & Co.	816,015	404,442
48,664	Perrigo Co. plc	2,011,294	1,364,539
12,541	The Ensign Group Inc.	970,050	1,622,805
8,016	Universal Health Services Inc., Cl. B	922,987	1,506,206
		7,450,441	9,191,862
	Hotels and Gaming — 2.4%
47,188	VICI Properties Inc., REIT	892,352	1,539,272
13,568	Wyndham Hotels & Resorts Inc.	578,450	1,228,040
		1,470,802	2,767,312
	Machinery — 3.0%
3,613	BWX Technologies Inc.	320,678	356,423
20,186	Oshkosh Corp.	1,574,385	1,899,099
11,197	Regal Rexnord Corp.	1,710,107	1,274,778
		3,605,170	3,530,300

See accompanying notes to financial statements.

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining — 2.1%
15,863	Franco-Nevada Corp.	$1,362,689	$2,499,374

	Real Estate — 0.6%
24,523	Highwoods Properties Inc., REIT	934,762	726,862

	Retail — 3.4%
29,013	Bath & Body Works Inc.	942,792	879,674
65,474	Brixmor Property Group Inc., REIT	948,992	1,738,335
16,031	PVH Corp.	1,234,204	1,036,244
14,904	Victoria’s Secret & Co.†	727,082	276,916
		3,853,070	3,931,169
	Specialty Chemicals — 2.6%
17,337	Ashland Inc.	1,316,549	1,027,911
25,964	Olin Corp.	295,831	629,367
11,689	RPM International Inc.	488,913	1,352,184
		2,101,293	3,009,462
	TOTAL COMMON STOCKS	77,890,045	113,610,455
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$3,595,000	U.S. Treasury Bills, 4.171% to 4.274%††, 04/03/25 to 09/25/25	$3,561,222	$3,561,202

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,561,222	3,561,202

	TOTAL INVESTMENTS — 99.9%	$81,451,267	117,171,657

	Other Assets and Liabilities (Net) — 0.1%		116,812

	NET ASSETS — 100.0%		$117,288,469

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

KEELEY Funds

Statements of Assets and Liabilities

March 31, 2025 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Assets:
Investments, at value (Cost $207,342,411, $18,687,434, and $81,451,267, respectively)	$255,195,142	$25,403,722	$117,171,657
Cash	5,505	3,272	11,297
Receivable for Fund shares sold	102,583	—	39,205
Receivable for investments sold	107,157	—	—
Receivable from Adviser	36,935	8,219	19,611
Dividends and interest receivable	508,902	23,403	158,466
Prepaid expenses	108,058	28,268	46,121
Total Assets	256,064,282	25,466,884	117,446,357

Liabilities:
Payable for investments purchased	3,648	—	—
Payable for Fund shares redeemed	300,843	61,410	5,669
Payable for investment advisory fees	220,076	21,769	90,399
Payable for distribution fees	32,642	2,060	2,943
Payable for accounting fees	2,206	1,424	324
Payable for custodian fees	27,216	6,846	12,012
Payable for legal and audit fees	24,943	23,811	23,421
Payable for shareholder communications expenses	52,145	10,759	13,942
Payable for shareholder services fees	63,388	5,079	8,888
Payable for chief compliance officer compensation	6,320	786	272
Other accrued expenses	—	54	18
Total Liabilities	733,427	133,998	157,888

Commitments and Contingencies (See Note 3)	—		—

Net Assets	$255,330,855	$25,332,886	$117,288,469

Net Assets Consist of:
Paid-in capital	$191,650,673	$17,169,913	$76,816,078
Total distributable earnings	63,680,182	8,162,973	40,472,391
Net Assets	$255,330,855	$25,332,886	$117,288,469

Shares of Capital Stock, each at $0.0001 par value:

Class A:

Net assets	$151,642,886	$9,593,602	$13,859,949
Capital Shares outstanding	9,646,217	1,159,999	486,658
Net Asset Value and redemption price per share (100,000,000 shares authorized)	$15.72	$8.27	$28.48
Maximum offering price per share (NAV ÷ 0.9550, based on maximum sales charge of 4.50% of the offering price)	$16.46	$8.66	$29.82

Class I:

Net assets	$103,687,969	$15,739,284	$103,428,520
Capital Shares outstanding	6,593,094	1,832,740	3,641,216
Net Asset Value, offering, and redemption price per share (100,000,000 shares authorized)	$15.73	$8.59	$28.40

See accompanying notes to financial statements.

KEELEY Funds

Statements of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

	Small Cap Dividend Value Fund	Small-Mid Cap Value Fund	Mid Cap Dividend Value Fund
Investment Income:
Dividends (net of foreign withholding taxes of $57,259, $4,836, and $16,650, respectively)	$3,198,094	$261,749	$1,330,615
Interest	96,579	11,024	62,110
Total Investment Income	3,294,673	272,773	1,392,725

Expenses:
Investment advisory fees	1,415,482	143,405	572,290
Distribution fees - Class A	208,415	13,652	18,173
Accounting fees	35,387	3,585	15,897
Custodian fees	9,307	2,723	4,417
Legal and audit fees	37,881	14,550	21,415
Chief compliance officer compensation	28,804	2,974	13,099
Registration expenses	12,136	17,999	17,352
Shareholder communications expenses	33,977	10,088	13,257
Shareholder services fees	117,853	16,331	43,371
Directors’ fees	44,811	4,565	20,124
ReFlow service fees	2,331	—	—
Miscellaneous expenses	12,576	6,754	9,717
Total Expenses	1,958,960	236,626	749,112

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	(278,443)	(59,492)	(126,855)

Net Expenses	1,680,517	177,134	622,257

Net Investment Income	1,614,156	95,639	770,468

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:

Net realized gain on investments	21,979,995	1,986,539	5,448,149
Net realized gain on redemptions in-kind	810,105	—	—
Net realized loss on foreign currency transactions	(142)	(16)	—
Net change in unrealized appreciation/depreciation:
on investments	(39,445,988)	(3,500,918)	(10,345,359)
on foreign currency translations	(38)	(4)	—

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(16,656,068)	(1,514,399)	(4,897,210)

Net Decrease in Net Assets Resulting from Operations	$(15,041,912)	$(1,418,760)	$(4,126,742)

See accompanying notes to financial statements.

KEELEY Funds

Statements of Changes in Net Assets

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024	For the Six Months Ended March 31, 2025 (Unaudited)	For the Year Ended September 30, 2024

Operations:
Net investment income	$1,614,156	$4,627,749	$95,639	$343,910	$770,468	$1,794,717
Net realized gain on investments and foreign currency transactions	21,979,853	20,774,809	1,986,523	3,444,114	5,448,149	7,722,161
Net realized gain on redemptions in-kind	810,105	—	—	—	—	—
Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(39,446,026)	49,122,526	(3,500,922)	3,921,179	(10,345,359)	22,013,397
Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,041,912)	74,525,084	(1,418,760)	7,709,203	(4,126,742)	31,530,275
Distributions to Shareholders:
Accumulated earnings
Class A	(15,547,556)	(7,165,488)	(1,352,547)	(945,120)	(972,192)	(642,849)
Class I	(11,221,575)	(5,476,883)	(2,228,196)	(1,570,634)	(7,816,478)	(5,491,511)
Total Distributions to Shareholders	(26,769,131)	(12,642,371)	(3,580,743)	(2,515,754)	(8,788,670)	(6,134,360)

Capital Share Transactions:
Proceeds from shares issued
Class A	2,935,344	3,770,944	76,545	119,090	435,764	1,029,118
Class I	4,859,956	5,782,147	229,593	1,392,836	880,771	2,595,511
	7,795,300	9,553,091	306,138	1,511,926	1,316,535	3,624,629
Proceeds from reinvestment of distributions
Class A	15,034,792	6,915,478	1,333,333	936,224	860,748	567,608
Class I	11,131,200	5,435,018	2,225,648	1,568,726	7,807,732	5,476,722
	26,165,992	12,350,496	3,558,981	2,504,950	8,668,480	6,044,330
Cost of shares redeemed
Class A	(12,188,178)	(32,386,579)	(1,441,680)	(1,776,102)	(629,844)	(1,399,998)
Class I	(14,984,877)	(31,394,070)	(2,169,156)	(4,328,743)	(8,773,308)	(13,785,320)
	(27,173,055)	(63,780,649)	(3,610,836)	(6,104,845)	(9,403,152)	(15,185,318)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	6,788,237	(41,877,062)	254,283	(2,087,969)	581,863	(5,516,359)
Net Increase/(Decrease) in Net Assets	(35,022,806)	20,005,651	(4,745,220)	3,105,480	(12,333,549)	19,879,556
Net Assets:
Beginning of year	290,353,661	270,348,010	30,078,106	26,972,626	129,622,018	109,742,462
End of period	$255,330,855	$290,353,661	$25,332,886	$30,078,106	$117,288,469	$129,622,018

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Small Cap Dividend Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$18.37		$14.72	$15.32	$19.71	$12.84	$15.86
Income from Investment Operations:
Net Investment Income(a)	0.09		0.25	0.27	0.27	0.18	0.21
Net Realized and Unrealized Gain/(Loss) on Investments.	(1.02)		4.12	1.40	(2.27)	6.90	(2.97)
Total from Investment Operations	(0.93)		4.37	1.67	(2.00)	7.08	(2.76)

Distributions:
Net Investment Income	(0.15)		(0.31)	(0.33)	(0.29)	(0.21)	(0.26)
Net Realized Gain on Investments	(1.57)		(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(1.72)		(0.72)	(2.27)	(2.39)	(0.21)	(0.26)
Net Asset Value, End of Period	$15.72		$18.37	$14.72	$15.32	$19.71	$12.84
Total Return †	(5.67)%		30.24%	10.67%	(12.13)%	55.27%	(17.35)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$151,643		$170,400	$156,054	$162,428	$208,680	$157,732
Net Investment Income	1.03	%(b)	1.55%	1.68%	1.46%	0.98%	1.49%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.49	%(b)	1.50%	1.50%	1.48%	1.47%	1.52%
Portfolio Turnover Rate	11%		19%	21%	28%	26%	21%
Class I
Net Asset Value, Beginning of Year	$18.38		$14.73	$15.31	$19.75	$12.87	$15.89
Income from Investment Operations:
Net Investment Income(a)	0.11		0.29	0.31	0.31	0.23	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	(1.02)		4.12	1.41	(2.27)	6.91	(2.97)
Total from Investment Operations	(0.91)		4.41	1.72	(1.96)	7.14	(2.72)

Distributions:
Net Investment Income	(0.17)		(0.35)	(0.36)	(0.38)	(0.26)	(0.30)
Net Realized Gain on Investments	(1.57)		(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(1.74)		(0.76)	(2.30)	(2.48)	(0.26)	(0.30)
Net Asset Value, End of Period	$15.73		$18.38	$14.73	$15.31	$19.75	$12.87
Total Return †	(5.53)%		30.55%	11.03%	(11.97)%	55.60%	(17.08)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,688		$119,954	$114,294	$124,661	$167,682	$115,528
Net Investment Income	1.30	%(b)	1.80%	1.94%	1.70%	1.22%	1.75%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.24	%(b)	1.25%	1.25%	1.23%	1.22%	1.27%
Portfolio Turnover Rate	11%		19%	21%	28%	26%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Small-Mid Cap Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$9.96		$8.33	$8.15	$12.97	$8.84	$12.38
Income from Investment Operations:
Net Investment Income(a)	0.02		0.09	0.10	0.07	0.07	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	(0.50)		2.33	1.29	(1.80)	4.64	(1.40)
Total from Investment Operations	(0.48)		2.42	1.39	(1.73)	4.71	(1.36)
a	a		a	a	a		a
Distributions:
Net Investment Income	(0.08)		(0.11)	(0.07)	(0.06)	(0.03)	(0.07)
Net Realized Gain on Investments	(1.13)		(0.68)	(1.14)	(3.03)	(0.55)	(2.11)
Total Distributions	(1.21)		(0.79)	(1.21)	(3.09)	(0.58)	(2.18)
Net Asset Value, End of Period	$8.27		$9.96	$8.33	$8.15	$12.97	$8.84
Total Return †	(5.51)%		30.24%	17.95%	(18.80)%	54.70%	(14.91)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,594		$11,529	$10,296	$10,407	$14,943	$11,515
Net Investment Income	0.51	%(b)	1.03%	1.12%	0.63%	0.59%	0.43%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.39	%(b)	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.80	%(b)	1.80%	1.79%	1.69%	1.63%	1.68%
Portfolio Turnover Rate	11%		26%	17%	33%	37%	21%
Class I
Net Asset Value, Beginning of Year	$10.36		$8.65	$8.47	$13.37	$9.10	$12.69
Income from Investment Operations:
Net Investment Income(a)	0.04		0.12	0.12	0.09	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	(0.53)		2.43	1.34	(1.86)	4.78	(1.44)
Total from Investment Operations	(0.49)		2.55	1.46	(1.77)	4.88	(1.37)
a	a		a	a	a		a
Distributions:
Net Investment Income	(0.11)		(0.13)	(0.10)	(0.10)	(0.06)	(0.11)
Net Realized Gain on Investments	(1.17)		(0.71)	(1.18)	(3.03)	(0.55)	(2.11)
Total Distributions	(1.28)		(0.84)	(1.28)	(3.13)	(0.61)	(2.22)
Net Asset Value, End of Period	$8.59		$10.36	$8.65	$8.47	$13.37	$9.10
Total Return †	(5.42)%		30.73%	18.18%	(18.61)%	55.08%	(14.69)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$15,739		$18,549	$16,677	$19,295	$32,101	$25,555
Net Investment Income	0.76	%(b)	1.28%	1.38%	0.87%	0.83%	0.68%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.14	%(b)	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.55	%(b)	1.55%	1.54%	1.44%	1.38%	1.43%
Portfolio Turnover Rate	11%		26%	17%	33%	37%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Mid Cap Dividend Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$31.66		$25.59	$23.68	$26.40	$19.10	$22.60
Income from Investment Operations:
Net Investment Income(a)	0.15		0.36	0.37	0.34	0.18	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	(1.20)		7.09	2.69	(2.73)	7.35	(3.26)
Total from Investment Operations	(1.05)		7.45	3.06	(2.39)	7.53	(3.00)
a	a		a	a	a	a
Distributions:
Net Investment Income	(0.17)		(0.37)	(0.40)	(0.33)	(0.23)	(0.31)
Net Realized Gain on Investments	(1.96)		(1.01)	(0.75)	—	—	(0.18)
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	(2.13)		(1.38)	(1.15)	(0.33)	(0.23)	(0.50)
Net Asset Value, End of Period	$28.48		$31.66	$25.59	$23.68	$26.40	$19.10
Total Return †	(3.54)%		29.83%	12.98%	(9.17)%	39.48%	(13.38)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$13,859		$14,648	$11,617	$12,752	$15,163	$12,611
Net Investment Income	0.99	%(b)	1.28%	1.39%	1.23%	0.73%	1.25%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.40	%(b)	1.41%	1.41%	1.40%	1.38%	1.40%
Portfolio Turnover Rate	5%		12%	15%	14%	21%	22%
Class I
Net Asset Value, Beginning of Year	$31.58		$25.53	$23.62	$26.39	$19.09	$22.59
Income from Investment Operations:
Net Investment Income(a)	0.19		0.43	0.43	0.40	0.25	0.31
Net Realized and Unrealized Gain/(Loss) on Investments	(1.21)		7.07	2.70	(2.72)	7.34	(3.26)
Total from Investment Operations	(1.02)		7.50	3.13	(2.32)	7.59	(2.95)
a	a		a	a	a	a
Distributions:
Net Investment Income	(0.21)		(0.45)	(0.47)	(0.45)	(0.29)	(0.36)
Net Realized Gain on Investments	(1.95)		(1.00)	(0.75)	—	—	(0.18)
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	(2.16)		(1.45)	(1.22)	(0.45)	(0.29)	(0.55)
Net Asset Value, End of Period	$28.40		$31.58	$25.53	$23.62	$26.39	$19.09
Total Return †	(3.44)%		30.13%	13.29%	(8.96)%	39.84%	(13.15)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,429		$114,974	$98,125	$96,765	$116,673	$101,482
Net Investment Income	1.24	%(b)	1.53%	1.64%	1.48%	0.98%	1.51%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	0.95	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.15	%(b)	1.16%	1.16%	1.15%	1.13%	1.15%
Portfolio Turnover Rate	5%		12%	15%	14%	21%	22%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds, Inc.
Notes to Financial Statements (Unaudited)

1. Organization. KEELEY Funds, Inc. (the Corporation) was organized on April 7, 2005 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-ended investment company. The Corporation consists of three series, KEELEY Small Cap Dividend Value Fund (Small Cap Dividend Value Fund), KEELEY Small-Mid Cap Value Fund (Small-Mid Cap Value Fund), and KEELEY Mid Cap Dividend Value Fund (Mid Cap Dividend Value Fund) (each a Fund, and collectively, the Funds), each with two classes of shares: Class A and Class I.

The investment objectives of each Fund are as follows:

●	Small Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

●	Small-Mid Cap Value Fund seeks to provide long term capital appreciation through investments in equity securities of companies with a small or mid-sized market capitalization.

●	Mid Cap Dividend Value Fund seeks to provide long term capital appreciation and current income through investments in equity securities of companies with a mid-sized market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.

The Funds’ investment adviser, Keeley-Teton Advisors, LLC (the Adviser) serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Corporation follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Corporation in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying Fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case the security will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities for which quotations are not readily available are valued by the Adviser at their respective fair values as determined in good faith pursuant to procedures adopted by the Corporation’s Board. For each investment that is fair valued, the Adviser takes into consideration, to the extent applicable, various factors, including, but not limited to, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. Securities fair valued by the Adviser are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of the inputs.

KEELEY Funds, Inc.
Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/25
SMALL CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$248,839,172	—	$248,839,172
U.S. Government Obligations	—	$6,355,970	6,355,970
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$248,839,172	$6,355,970	$255,195,142
SMALL-MID CAP VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	24,912,474	—	24,912,474
Warrants (a)	—	0	0
U.S. Government Obligations	—	491,248	491,248
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$24,912,474	$491,248	$25,403,722
MID CAP DIVIDEND VALUE FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	113,610,455	—	113,610,455
U.S. Government Obligations	—	3,561,202	3,561,202
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$113,610,455	$3,561,202	$117,171,657

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

KEELEY Funds, Inc.
Notes to Financial Statements (Unaudited) (Continued)

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Funds’ expenses. During the six months ended March 31, 2025, Small Cap Dividend Value Fund and Mid Cap Dividend Value Fund did not invest in Acquired Funds. The Small-Mid Cap Value Fund’s pro rata portion of periodic expenses charged by the Acquired Funds was approximately 0.08% basis points.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends. Upon notification from issuers, distributions received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

	Small Cap			Mid Cap
	Dividend	Small-Mid Cap		Dividend
	Value Fund	Value Fund		Value Fund
Ordinary income (inclusive of short term capital gains)	$5,443,386	$414,464		$1,834,983
Net long term capital gains	7,198,985	2,355,635		4,299,377
Total distributions paid	$12,642,371	$2,770,099	*	$6,134,360

_________________

*    Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

KEELEY Funds, Inc.
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Small Cap		Mid Cap
	Dividend	Small-Mid Cap	Dividend
	Value Fund	Value Fund	Value Fund
Aggregate cost of investments	$208,808,020	$18,879,959	$81,763,598
Gross unrealized appreciation	$67,550,623	$8,243,419	$39,989,042
Gross unrealized depreciation	(21,163,501)	(1,719,656)	(4,580,983)
Net unrealized appreciation	$46,387,122	$6,523,763	$35,408,059

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Funds did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Corporation, on behalf of each Fund, has entered into an investment advisory agreement (the Agreement) with the Adviser, with whom certain officers and directors of the Corporation are affiliated, to furnish investment advisory services to that Fund. Under the terms of the Agreement, Small Cap Dividend Value Fund and Small-Mid Cap Value Fund each pay the Adviser a monthly fee at the annual rate of 1.00% of the Fund’s first $350 million of average daily net assets, 0.90% for net assets greater than $350 million but less than $700 million, and 0.80% in excess of $700 million of the Fund’s average daily net assets. Mid Cap Dividend Value Fund pays the Adviser a monthly fee at the annual rate of 0.90% of the Fund’s first $700 million of average daily net assets and 0.80% for net assets greater than $700 million.

The Adviser has contractually agreed to waive a portion of its fees and/or reimburse expenses with respect to each Fund until February 28, 2026 (the Expense Cap Agreement), such that total expenses, exclusive of taxes, interest charges, dividend expenses incurred on securities that a Fund sells short, litigation expenses, other extraordinary expenses, and brokerage commissions and other charges relating to the purchase and sale of a Fund’s securities will not exceed the following amounts of average daily net assets of the respective Fund:

	Class A	Class I
Small Cap Dividend Value Fund	1.29%	1.04%
Small-Mid Cap Value Fund	1.51%	1.26%
Mid Cap Dividend Value Fund	1.20%	0.95%

Any reimbursements or fee waivers made by the Adviser to a Fund are subject to repayment by the Fund, to the extent that the Fund is able to make the repayment within its Expense Cap Agreement. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser did not recoup any fees previously waived or reimbursed under the Expense Cap Agreement for the six months ended March 31, 2025. The table below indicates the amount of fees contingently available for recoupment by the Adviser in future periods:

As of March 31, 2025, the cumulative unreimbursed amounts which may be recovered by the Adviser are as follows:

	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	For the six months ended March 31, 2025, expiring September 30, 2028	Total
Small Cap Dividend Value Fund	$676,027	$645,723	$579,265	$278,443	$2,179,458
Small-Mid Cap Value Fund	120,296	118,809	117,978	59,492	416,575
Mid Cap Dividend Value Fund	252,425	248,028	247,362	126,855	874,670

Any waiver or reimbursement is subject to later adjustment during the term of each Fund’s investment advisory agreement to allow Keeley-Teton to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. Keeley-Teton, however, will only be entitled to recoup such amounts for a period of three years following the fiscal year in which such amount was waived or reimbursed.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Corporation’s Board has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Class A Shares. The Plan is designed to finance or assist in the financing of any activity primarily intended to result in the sale of Class A Shares by G.distributors, LLC (the Distributor), an affiliate of the Adviser, with whom certain officers and directors of the Corporation are affiliated, and to permit the Corporation to compensate the Distributor and other dealers of its shares. Each Fund paid the Distributor and each dealer a monthly fee at the annual rate of 0.25% of the average daily net assets of Fund shares beneficially owned by the Distributor’s and each dealer’s existing brokerage clients. The Plan can be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors.

For the six months ended March 31, 2025, Small Cap Dividend Value Fund – Class A expensed $208,415 in distribution fees, of which $1,601 was paid to the Distributor; Small-Mid Cap Value Fund – Class A expensed $13,652 in distribution fees, of which $339 was paid to the Distributor; and Mid Cap Dividend Value Fund – Class A expensed $18,173 in distribution fees, of which $456 was paid to the Distributor. The distribution fees paid to the Distributor are unaudited.

The Corporation has adopted a Shareholder Servicing Agreement for all of its Funds and their Classes. The Corporation has retained the Adviser to serve as the shareholder servicing agent for the Funds pursuant to the Shareholder Servicing Agreement. Under the Shareholder Servicing Agreement, the Corporation will pay the Adviser a monthly fee calculated at an annual rate of 0.05% of each Fund’s average daily net assets for providing support services to investors who beneficially own shares of a Fund. The Shareholder Servicing Agreement may be continued in effect from year to year if such continuance is approved annually by the Board of the Corporation, including the vote of a majority of the Independent Directors. For the six months ended March 31, 2025, the Adviser received $117,853, $16,331, and $43,371 from Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2025, other than short term securities, are as follows:

	Purchases	Sales
	(excluding U.S.	(excluding U.S.
	Government	Government
	Securities)	Securities)
Small Cap Dividend Value Fund	$30,091,897	$48,690,544
Small-Mid Cap Value Fund	3,143,066	6,400,155
Mid Cap Dividend Value Fund	6,113,060	15,686,062

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Distributor retained a total of $2,396 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2025, Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund accrued $35,387, $3,585, and $15,897, respectively, in the Statements of Operations, in connection with the cost of computing these Funds’ NAVs.

As per the approval of the Board, the Funds are allocated a portion of the Chief Compliance Officer’s compensation cost. For the six months ended March 31, 2024, the Funds paid or accrued $44,877 in chief compliance officer compensation in the Statements of Operations.

The Adviser has an administration agreement for each of the Funds with Gabelli Funds, LLC, which has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $10,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Corporation for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, and the Chairman of the Audit Committee receives a $25,000 annual fee. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

KEELEY Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

7. Line of Credit. The Funds participate in an unsecured line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which they may each borrow up to 10% of their net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statements of Operations.

During the six months ended March 31, 2025, the Mid Cap Dividend Value Fund borrowed $2,516,000 for one day at a weighted average interest rate of 5.59%. During the six months ended March 31, 2025, the Small Cap Dividend Value Fund and the Small-Mid Cap Dividend Value Fund did not borrow under the line of credit.

8. Significant Shareholder. As of March 31, 2025, 11.5%, 14.2%, and 43.0% of Small Cap Dividend Value Fund, Small-Mid Cap Value Fund, and Mid Cap Dividend Value Fund, respectively, were beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Capital Stock. The Funds offer two classes of shares - Class A Shares and Class I Shares. The public offering price for Class A Shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 4.50%. The public offering price for Class I Shares is the net asset value. As noted in the Funds’ prospectus, Class I is an institutional class and does not charge a sales load or a 12b-1 fee to its shareholders.

Transactions in shares of capital stock were as follows:

	Small Cap Dividend Value Fund		Small-Mid Cap Value Fund		Mid Cap Dividend Value Fund
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Class A
Shares sold	166,856	231,871	8,162	13,255	15,017	38,565
Shares issued upon reinvestment of distributions	894,485	417,473	151,515	106,028	29,142	20,067
Shares redeemed	(692,753)	(1,973,913)	(156,758)	(198,727)	(20,195)	(49,879)
Net increase/(decrease) in Class A Shares	368,588	(1,324,569)	2,919	(79,444)	23,964	8,753

Class I
Shares sold	278,827	355,548	23,313	150,961	28,616	92,000
Shares issued upon reinvestment of distributions	662,386	327,696	243,773	171,258	265,090	193,858
Shares redeemed in-kind	(90,583)	—	—	—	—	—
Shares redeemed	(785,073)	(1,916,992)	(225,129)	(458,960)	(293,303)	(489,048)
Net increase/(decrease) in Class I Shares	65,557	(1,233,748)	41,957	(136,741)	403	(203,190)

ReFlow Fund LLC. The Funds may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2025 the following Funds utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Fund	Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
Small Cap Dividend Value	104,020	$221,046	$1,441,090	$2,331

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

KEELEY Funds, Inc.
Notes to Financial Statements (Unaudited) (Continued)

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. On May 1, 2025, Keeley-Teton Advisors, LLC (Keeley Teton) announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC (the Transaction). The Transaction will not result in any change to the services provided under the investment advisory agreement. Except as indicated in the following paragraph, the personnel of Keeley Teton who perform such services will continue to perform the same services on behalf of Gabelli Funds, LLC, which will assume the investment advisory agreement. In addition, Gabelli Funds, LLC will assume Keeley Teton’s obligations under the Operating Expenses Limitation Agreement.

In addition, effective June 27, 2025, the Funds will be renamed as follows:

Current Name	New Name
Keeley Mid Cap Dividend Value Fund	Keeley Gabelli Mid Cap Dividend Fund
Keeley Small Mid Cap Value Fund	Keeley Gabelli SMID Cap Value Fund
Keeley Small Dividend Value Fund	Keeley Gabelli Small Cap Dividend Fund

Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Keeley Funds and Your Personal Privacy

Protecting your personal information is an important priority for us. The Funds’ privacy policy is designed to support this objective. We collect nonpublic personal information about you from the following sources:

●	Information we receive from you on applications or on other forms; correspondence or conversations, such as your name, address, social security number, assets, income, and date of birth.

●	Information about your transactions with us, our affiliates or others, such as your account numbers and balances, transaction history, parties to transactions, cost basis information, and other financial information.

The Funds restrict access to your nonpublic information by maintaining physical, electronic, and procedural safeguards.

The Funds do not disclose any nonpublic information about their current or former customers to nonaffiliated third parties, except as permitted by law. G.distributors, LLC. is the Distributor and Keeley-Teton Advisors, LLC. is the Investment Adviser for the Keeley Funds and are both affiliates of the Keeley Funds. We may share your nonpublic information with affiliates who require such information to provide products or services to you. You may request that we not share your nonpublic information with our affiliates for use by them in marketing products or services to you by calling us toll-free at 1-800-422-3554. We will honor your choice until you tell us otherwise. If you have a joint account, your instruction will be applied to all account holders on that account.

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KEELEY Small Cap Dividend Value Fund

KEELEY Small-Mid Cap Value Fund

KEELEY Mid Cap Dividend Value Fund

141 West Jackson Blvd., Suite 2150

Chicago, Illinois 60604

General and Account Information:

800-422-3554

fax: 312-786-5003

website: keeleyfunds.com

e-mail: info@keeleyteton.com

Board of Directors

LAURA D. ALTER	NICHOLAS F. GALLUCCIO*	SEAN LOWRY
Former Managing Director and	Co-Chairman, Teton Advisors, Inc.	Former Executive Vice President,
Senior Partner of Fixed Income,		Pacor Mortgage Corp.
Harris Investments

ANTHONY S. COLAVITA	KEVIN M. KEELEY*	MICHAEL J. MELARKEY
Attorney, Anthony S. Colavita, P.C.	Co-Chairman, Executive Chairman,	Of Counsel,
	and President	McDonald Carano Wilson LLP
Keeley -Teton Advisors, LLC
President, Keeley Funds, Inc.

JAMES P. CONN	JEROME J. KLINGENBERGER
Former Managing Director and	Executive Vice President and
Chief Investment Officer, Financial	Chief Financial Officer
Security Assurance Holdings Ltd.	Grayhill, Inc.

*Interested Directors
Officers
KEVIN M. KEELEY	JOHN C. BALL	PETER GOLDSTEIN
President	Treasurer	Secretary and Vice President

RICHARD J. WALZ	THOMAS E. BROWNE Jr.
Chief Compliance Officer	Vice President

Investment Adviser	Distributor
Keeley-Teton Advisors, LLC	G.distributors, LLC
Custodian	Legal Counsel
State Street Bank and Trust Company	Paul Hastings LLP

This report is submitted for the information of the shareholders of the KEELEY Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABKLQ125SR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

KEELEY Funds

Financial Highlights

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Small Cap Dividend Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$18.37		$14.72	$15.32	$19.71	$12.84	$15.86
Income from Investment Operations:
Net Investment Income(a)	0.09		0.25	0.27	0.27	0.18	0.21
Net Realized and Unrealized Gain/(Loss) on Investments.	(1.02)		4.12	1.40	(2.27)	6.90	(2.97)
Total from Investment Operations	(0.93)		4.37	1.67	(2.00)	7.08	(2.76)

Distributions:
Net Investment Income	(0.15)		(0.31)	(0.33)	(0.29)	(0.21)	(0.26)
Net Realized Gain on Investments	(1.57)		(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(1.72)		(0.72)	(2.27)	(2.39)	(0.21)	(0.26)
Net Asset Value, End of Period	$15.72		$18.37	$14.72	$15.32	$19.71	$12.84
Total Return †	(5.67)%		30.24%	10.67%	(12.13)%	55.27%	(17.35)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$151,643		$170,400	$156,054	$162,428	$208,680	$157,732
Net Investment Income	1.03	%(b)	1.55%	1.68%	1.46%	0.98%	1.49%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.29	%(b)	1.29%	1.29%	1.29%	1.29%	1.29%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.49	%(b)	1.50%	1.50%	1.48%	1.47%	1.52%
Portfolio Turnover Rate	11%		19%	21%	28%	26%	21%
Class I
Net Asset Value, Beginning of Year	$18.38		$14.73	$15.31	$19.75	$12.87	$15.89
Income from Investment Operations:
Net Investment Income(a)	0.11		0.29	0.31	0.31	0.23	0.25
Net Realized and Unrealized Gain/(Loss) on Investments	(1.02)		4.12	1.41	(2.27)	6.91	(2.97)
Total from Investment Operations	(0.91)		4.41	1.72	(1.96)	7.14	(2.72)

Distributions:
Net Investment Income	(0.17)		(0.35)	(0.36)	(0.38)	(0.26)	(0.30)
Net Realized Gain on Investments	(1.57)		(0.41)	(1.94)	(2.10)	—	—
Total Distributions	(1.74)		(0.76)	(2.30)	(2.48)	(0.26)	(0.30)
Net Asset Value, End of Period	$15.73		$18.38	$14.73	$15.31	$19.75	$12.87
Total Return †	(5.53)%		30.55%	11.03%	(11.97)%	55.60%	(17.08)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,688		$119,954	$114,294	$124,661	$167,682	$115,528
Net Investment Income	1.30	%(b)	1.80%	1.94%	1.70%	1.22%	1.75%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.04	%(b)	1.04%	1.04%	1.04%	1.04%	1.04%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.24	%(b)	1.25%	1.25%	1.23%	1.22%	1.27%
Portfolio Turnover Rate	11%		19%	21%	28%	26%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Small-Mid Cap Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$9.96		$8.33	$8.15	$12.97	$8.84	$12.38
Income from Investment Operations:
Net Investment Income(a)	0.02		0.09	0.10	0.07	0.07	0.04
Net Realized and Unrealized Gain/(Loss) on Investments	(0.50)		2.33	1.29	(1.80)	4.64	(1.40)
Total from Investment Operations	(0.48)		2.42	1.39	(1.73)	4.71	(1.36)
a	a		a	a	a		a
Distributions:
Net Investment Income	(0.08)		(0.11)	(0.07)	(0.06)	(0.03)	(0.07)
Net Realized Gain on Investments	(1.13)		(0.68)	(1.14)	(3.03)	(0.55)	(2.11)
Total Distributions	(1.21)		(0.79)	(1.21)	(3.09)	(0.58)	(2.18)
Net Asset Value, End of Period	$8.27		$9.96	$8.33	$8.15	$12.97	$8.84
Total Return †	(5.51)%		30.24%	17.95%	(18.80)%	54.70%	(14.91)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,594		$11,529	$10,296	$10,407	$14,943	$11,515
Net Investment Income	0.51	%(b)	1.03%	1.12%	0.63%	0.59%	0.43%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.39	%(b)	1.39%	1.39%	1.39%	1.39%	1.39%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.80	%(b)	1.80%	1.79%	1.69%	1.63%	1.68%
Portfolio Turnover Rate	11%		26%	17%	33%	37%	21%
Class I
Net Asset Value, Beginning of Year	$10.36		$8.65	$8.47	$13.37	$9.10	$12.69
Income from Investment Operations:
Net Investment Income(a)	0.04		0.12	0.12	0.09	0.10	0.07
Net Realized and Unrealized Gain/(Loss) on Investments	(0.53)		2.43	1.34	(1.86)	4.78	(1.44)
Total from Investment Operations	(0.49)		2.55	1.46	(1.77)	4.88	(1.37)
a	a		a	a	a		a
Distributions:
Net Investment Income	(0.11)		(0.13)	(0.10)	(0.10)	(0.06)	(0.11)
Net Realized Gain on Investments	(1.17)		(0.71)	(1.18)	(3.03)	(0.55)	(2.11)
Total Distributions	(1.28)		(0.84)	(1.28)	(3.13)	(0.61)	(2.22)
Net Asset Value, End of Period	$8.59		$10.36	$8.65	$8.47	$13.37	$9.10
Total Return †	(5.42)%		30.73%	18.18%	(18.61)%	55.08%	(14.69)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$15,739		$18,549	$16,677	$19,295	$32,101	$25,555
Net Investment Income	0.76	%(b)	1.28%	1.38%	0.87%	0.83%	0.68%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.14	%(b)	1.14%	1.14%	1.14%	1.14%	1.14%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.55	%(b)	1.55%	1.54%	1.44%	1.38%	1.43%
Portfolio Turnover Rate	11%		26%	17%	33%	37%	21%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

KEELEY Funds

Financial Highlights (Continued)

Selected data for a common share of capital stock outstanding throughout each period:

	Six Months Ended March 31,		Year Ended September 30,
Mid Cap Dividend Value Fund	2025 (Unaudited)		2024	2023	2022	2021	2020
Class A
Net Asset Value, Beginning of Year	$31.66		$25.59	$23.68	$26.40	$19.10	$22.60
Income from Investment Operations:
Net Investment Income(a)	0.15		0.36	0.37	0.34	0.18	0.26
Net Realized and Unrealized Gain/(Loss) on Investments	(1.20)		7.09	2.69	(2.73)	7.35	(3.26)
Total from Investment Operations	(1.05)		7.45	3.06	(2.39)	7.53	(3.00)
a	a		a	a	a	a
Distributions:
Net Investment Income	(0.17)		(0.37)	(0.40)	(0.33)	(0.23)	(0.31)
Net Realized Gain on Investments	(1.96)		(1.01)	(0.75)	—	—	(0.18)
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	(2.13)		(1.38)	(1.15)	(0.33)	(0.23)	(0.50)
Net Asset Value, End of Period	$28.48		$31.66	$25.59	$23.68	$26.40	$19.10
Total Return †	(3.54)%		29.83%	12.98%	(9.17)%	39.48%	(13.38)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$13,859		$14,648	$11,617	$12,752	$15,163	$12,611
Net Investment Income	0.99	%(b)	1.28%	1.39%	1.23%	0.73%	1.25%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	1.20	%(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.40	%(b)	1.41%	1.41%	1.40%	1.38%	1.40%
Portfolio Turnover Rate	5%		12%	15%	14%	21%	22%
Class I
Net Asset Value, Beginning of Year	$31.58		$25.53	$23.62	$26.39	$19.09	$22.59
Income from Investment Operations:
Net Investment Income(a)	0.19		0.43	0.43	0.40	0.25	0.31
Net Realized and Unrealized Gain/(Loss) on Investments	(1.21)		7.07	2.70	(2.72)	7.34	(3.26)
Total from Investment Operations	(1.02)		7.50	3.13	(2.32)	7.59	(2.95)
a	a		a	a	a	a
Distributions:
Net Investment Income	(0.21)		(0.45)	(0.47)	(0.45)	(0.29)	(0.36)
Net Realized Gain on Investments	(1.95)		(1.00)	(0.75)	—	—	(0.18)
Return of Capital	—		—	—	—	—	(0.01)
Total Distributions	(2.16)		(1.45)	(1.22)	(0.45)	(0.29)	(0.55)
Net Asset Value, End of Period	$28.40		$31.58	$25.53	$23.62	$26.39	$19.09
Total Return †	(3.44)%		30.13%	13.29%	(8.96)%	39.84%	(13.15)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (in 000’s)	$103,429		$114,974	$98,125	$96,765	$116,673	$101,482
Net Investment Income	1.24	%(b)	1.53%	1.64%	1.48%	0.98%	1.51%
Operating Expenses Net of Waivers/Credits/Reimbursements/ Reductions	0.95	%(b)	0.95%	0.95%	0.95%	0.95%	0.95%
Operating Expenses Before Waivers/Credits/Reimbursements/ Reductions	1.15	%(b)	1.16%	1.16%	1.15%	1.13%	1.15%
Portfolio Turnover Rate	5%		12%	15%	14%	21%	22%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Annualized.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$10,000
James P. Conn	$9,000
Michael J. Melarkey	$9,000
Laura D. Alter	$10,000
Sean Lowry	$9,000
Jerome J. Klingenberger	$22,500

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Keeley Funds, Inc.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Keeley
Kevin Keeley, Principal Executive Officer

Date	June 6, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.